Fair Value Measurements - Schedule of Fair Value of the Level 3 Note Payable (Details) - Level 3 [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Fair Value of the Level 3 Note Payable [Line Items]
Fair value as of beginning balance
Initial value	550,000
Fair value as of ending balance	$ 550,000